General and administrative	6 Months Ended
Jun. 30, 2025
General and administrative [abstract]
General and administrative
19.	General and administrative

Components of general and administrative expenses for the three and six months ended June 30, 2025, and 2024 were as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
	$	$	$	$
Professional fees	1,602,570	958,377	1,958,292	1,816,800
Investor relations	781,726	561,054	1,140,627	833,216
Salaries, wages and benefits	476,391	436,687	814,230	816,139
Consulting fees	155,355	204,492	280,499	423,453
Office and general administrative	357,584	163,958	496,289	350,029
Foreign exchange loss (gain)	(60,351)	(14,285)	(48,551)	(10,142)
	3,313,275	2,310,283	4,641,386	4,229,495